Leases (Details Narrative) $ in Thousands			1 Months Ended
	Apr. 02, 2020 USD ($)	Feb. 14, 2019 USD ($)	Feb. 29, 2020 USD ($) ft²	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 19, 2019 USD ($)
Right of use assets				$ 4,886		$ 3,519
Operating lease liabilities				$ 4,900
Welltower, Inc [Member]
Area of land | ft²			6,300
Nexway AG [Member]
Right of use assets					$ 0	3,500	$ 3,600
Operating lease liabilities					$ 0	$ 3,500	$ 3,600
Fubo TV Pre-Merger [Member]
Annual rent			$ 455
Right of use assets	$ 5,400
Operating lease liabilities	$ 5,400
Operaitng lease, description	As part of the acquisition of fuboTV on April 1, 2020, the Company recognized right of use assets and lease liabilities of $5.4 million for three operating leases. fuboTV had entered into a lease agreement in April 2017 (the "Lease") for approximately 10,000 square feet of office space in New York, NY. The lease commenced in April 2017 and the initial term of the lease is for a period of ten years with an option to renew for an additional five years. The renewal option is not considered in the remaining lease term as the Company is not reasonably certain that it will exercise such option. On January 30, 2018, the Company amended their lease agreement to add approximately 6,600 square feet of office space ("Additional Leased Space"). The lease term commenced in February 2018 and is effective through March 2021.
March 1, 2019 Until August 31, 2020 [Member]
Annual rent		$ 89
August 31, 2021 [Member]
Annual rent		95
August 31, 2022 [Member]
Annual rent		$ 98